Label	Element	Value
Virtus Ceredex Mid-Cap Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Ceredex Mid-Cap Value Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund has an investment objective of seeking to provide capital appreciation. As a secondary goal, the fund also seeks to provide current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary goal, the fund also seeks to provide current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. Information about these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 124 of the fund’s statutory prospectus; (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s statutory prospectus, entitled “Intermediary Sales Charge Discounts and Waivers;” and (iv) under “Alternative Purchase Arrangements” on page 122 of the fund’s statement of additional information.

The Virtus Ceredex Mid-Cap Value Equity Fund, a series of Virtus Asset Trust, is the successor of the RidgeWorth Ceredex Mid Cap Value Equity Fund, a series of RidgeWorth Funds (“Predecessor Fund”), resulting from a reorganization of the Predecessor Fund with and into the fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 157% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	157.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”). As of the date of this prospectus, the fund’s subadviser considers mid-capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations generally within the range of companies included in the Russell Midcap® Index. As of December 31, 2021, the market capitalization range of the companies in the Russell Midcap® Index was $1.87 million to $73.6 billion. As a result of its investment strategy, the fund’s portfolio turnover rate may be 100% or more and the fund may focus its investments in one or more sectors.

In selecting investments for purchase and sale, the subadviser chooses companies that it believes are undervalued in the market relative to the industry sector and the company’s own valuation history. The subadviser evaluates potential catalysts that may cause an upward re-rating of the stock’s valuation. The common stocks purchased for the fund generally pay dividends at the time of purchase or are expected to pay dividends soon after their purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the fund invests at least 80% of its net assets in U.S.-traded equity securities of mid-capitalization companies. U.S.-traded equity securities may include American Depositary Receipts (“ADRs”).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the fund’s investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by fund shareholders may impact the management of the fund and its ability to achieve its investment objective(s). The principal risks of investing in the fund are identified below.

> Equity Securities Risk. The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

> Value Stocks Risk. The fund may underperform when value investing is out of favor or the fund’s investments may not appreciate in value as anticipated.

> Market Volatility Risk. The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

> Depositary Receipts Risk. Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.

> Medium Market Capitalization Companies Risk. The fund’s investments in medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

> Portfolio Turnover Risk. The fund’s principal investment strategies may result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on your investment.

> Redemption Risk. One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

> Sector Focused Investing Risk. Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future. The fund has adopted the past performance of the Predecessor Fund as its own. The Predecessor Fund and the fund have identical investment objectives and strategies.

The bar chart shows changes in the fund’s performance from year to year over a 10-year period. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index. Updated performance information is available at virtus.com or by calling 800-243-1574.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the potential risks of investing in the fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investmentAfter-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-243-1574
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class I Shares (includes returns of a predecessor fund)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges applicable to other share classes and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2020, Q2:	20.18%	Worst Quarter:	2020, Q1:	-34.13%	Year to Date (3/31/2022):	-6.19%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Returns reflect deduction of maximum sales charges and full redemption at end of periods shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Russell Midcap® Value Index is a market capitalization-weighted index of medium-capitalization, value-oriented stocks. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.

Virtus Ceredex Mid-Cap Value Equity Fund | Russell Midcap® Value Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.34%
5 Years	rr_AverageAnnualReturnYear05	11.22%
10 Years	rr_AverageAnnualReturnYear10	13.44%
Virtus Ceredex Mid-Cap Value Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAMVX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 673
3 Years	rr_ExpenseExampleYear03	934
5 Years	rr_ExpenseExampleYear05	1,214
10 Years	rr_ExpenseExampleYear10	2,010
1 Year	rr_ExpenseExampleNoRedemptionYear01	673
3 Years	rr_ExpenseExampleNoRedemptionYear03	934
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,214
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,010
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.65%
5 Years	rr_AverageAnnualReturnYear05	10.19%
10 Years	rr_AverageAnnualReturnYear10	12.37%
Virtus Ceredex Mid-Cap Value Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.79%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 282
3 Years	rr_ExpenseExampleYear03	601
5 Years	rr_ExpenseExampleYear05	1,046
10 Years	rr_ExpenseExampleYear10	2,281
1 Year	rr_ExpenseExampleNoRedemptionYear01	182
3 Years	rr_ExpenseExampleNoRedemptionYear03	601
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,046
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,281
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.01%
5 Years	rr_AverageAnnualReturnYear05	10.95%
10 Years	rr_AverageAnnualReturnYear10	12.50%
Virtus Ceredex Mid-Cap Value Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 101
3 Years	rr_ExpenseExampleYear03	315
5 Years	rr_ExpenseExampleYear05	547
10 Years	rr_ExpenseExampleYear10	1,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	101
3 Years	rr_ExpenseExampleNoRedemptionYear03	315
5 Years	rr_ExpenseExampleNoRedemptionYear05	547
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,213
Annual Return 2012	rr_AnnualReturn2012	21.79%
Annual Return 2013	rr_AnnualReturn2013	31.21%
Annual Return 2014	rr_AnnualReturn2014	11.00%
Annual Return 2015	rr_AnnualReturn2015	(6.00%)
Annual Return 2016	rr_AnnualReturn2016	20.16%
Annual Return 2017	rr_AnnualReturn2017	11.68%
Annual Return 2018	rr_AnnualReturn2018	(7.83%)
Annual Return 2019	rr_AnnualReturn2019	33.08%
Annual Return 2020	rr_AnnualReturn2020	(1.20%)
Annual Return 2021	rr_AnnualReturn2021	28.99%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.19%)
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.18%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.13%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.99%
5 Years	rr_AverageAnnualReturnYear05	11.79%
10 Years	rr_AverageAnnualReturnYear10	13.34%
Virtus Ceredex Mid-Cap Value Equity Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	22.38%
5 Years	rr_AverageAnnualReturnYear05	8.12%
10 Years	rr_AverageAnnualReturnYear10	10.20%
Virtus Ceredex Mid-Cap Value Equity Fund | Class I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	18.81%
5 Years	rr_AverageAnnualReturnYear05	8.07%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Virtus Ceredex Mid-Cap Value Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SMVZX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and Shareholder Servicing (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.79%	[1]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
1 Year	rr_ExpenseExampleYear01	$ 81
3 Years	rr_ExpenseExampleYear03	265
5 Years	rr_ExpenseExampleYear05	465
10 Years	rr_ExpenseExampleYear10	1,043
1 Year	rr_ExpenseExampleNoRedemptionYear01	81
3 Years	rr_ExpenseExampleNoRedemptionYear03	265
5 Years	rr_ExpenseExampleNoRedemptionYear05	465
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,043
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	29.34%
5 Years	rr_AverageAnnualReturnYear05	12.06%
Since Inception	rr_AverageAnnualReturnSinceInception	10.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2014

[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.38% for Class A Shares, 1.79% for Class C Shares, 1.08% for Class I Shares, 0.79% for Class R6 Shares, April 30, 2023. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

[2]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.